Stockholders Equity	6 Months Ended
Jun. 30, 2024
Stockholders Equity
Stockholders' Equity

Note 13 - Stockholders’ Equity

Common shares

On February 24, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-ten reverse split with the effective date of February 25, 2022.

On October 28, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-twenty-four reverse split with the effective date of November 9, 2022.

On May 26, 2023, the Company’s Board approved to change the authorized number of common shares from 2.5 million to 500 million. Furthermore, on April 23, 2024, the Company’s Board approved to issue an unlimited number of common shares of no par value each.

Private placements

On February 21, 2023, the Company entered into a securities purchase agreement with nine individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,000,000 common shares at a price of $2.80 per share, the net proceeds of $2,779,325 after deducting related expenses. The transaction was closed on March 22, 2023.

On June 26, 2023, the Company entered into a securities purchase agreement with six individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,240,000 common shares at a price of $2.5 per share, the net proceeds of $3,055,000 after deducting related expenses. The transaction was closed on June 30, 2023.

On April 22, 2024, the Company entered into a private placement (the “April 2024 Private Placement”) and issued an aggregate of 4,200,000 units and pre-funded units (collectively, the “Units”) at a purchase price of $0.50 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one Common Share of the Company (or one pre-funded warrant to purchase one Common Share (the “Pre-Funded Warrant”)), (ii) two Series A warrants each to purchase one Common Shares (the “Series A Warrants”) and (iii) one Series B warrant to purchase such amount of Common Shares as determined on the Reset Date (defined below) and in accordance with the terms therein (the “Series B Warrant” and together with the Series A Warrant, the “April 2024 Warrants”). The aggregate gross proceeds amounted to $2.1 million.

The Pre-Funded Warrants is immediately exercisable at an exercise price of $0.0001 per common share and will not expire until exercised in full. The Series A Warrants will be exercisable upon issuance, will have an exercise price of $0.75 per Common Share (subject to certain anti-dilution and share combination event protections) and will have a term of 5.5 years from the date of issuance. The Series B Warrants, exercisable following the Reset Date, will have an exercise price of $0.0001 per Common Share and will have a term of 5.5 years from the date of issuance. The exercise price and the number of Common Shares issuable under the Series A Warrants are subject to adjustment.  The number of Common Shares issuable under the Series B Warrant will be determined following the earliest to occur of: (i) the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 11 consecutive trading days, (ii) the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Act”) for a period of 11 consecutive trading days, and (iii) twelve months and 30 days following the issuance date of the Series B Warrants (the “Reset Date”) to be determined pursuant to the lowest daily average trading price of the Common Shares during a period of 10 trading days, subject to a pricing floor of $0.137 per Common Share.

Warrants

(i)	November 2020 Warrants

On November 24, 2020, the Company completed an offering and issued registered warrants to investors to purchase up to 11,477 common shares and unregistered warrants to purchase up to 13,773 common shares. Such registered and unregistered warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $12.0 per share. The exercise price of such warrants was reduced from $434.4 per share to $12.0 per share by virtue of the Company’s entry into a securities purchase agreement on March 18, 2022, and subsequently reduced to $0.1612 per share in July 2024. The placement agent also received unregistered warrants in connection with this offering exercisable for up to 1,515 common shares at $435.6 per share, exercisable between May 24, 2021 to November 24, 2023. Management determined that November 2020 warrants upon issuance meet the requirements for equity classification under ASC 815-40 because they were indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. The change in fair value of warrants immediately before and after each time the Company amends the warrant exercise price is recorded as warrants modification expense.

(ii)	Warrants issued in connection with April 2024 Private Placement

In connection with the April 2024 Private Placement, the Company issued 450,000 pre-funded warrants. Subsequently these prefunded warrants have been  fully exercised. In addition, the Company also issued the April 2024 Warrants (8,400,000 Series A Warrants with an exercise price of $0.75 per common share and Series B warrants with an exercise price of $0.0001 per common share, all warrants have a term of 5.5 years from the date of issuance).

Management determined that the 2024 April warrants were derivatives that were accounted for as warrant liabilities measured at fair value on recurring basis. The Group engaged third party valuation firm to perform the valuation of warrant liabilities using Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The major assumptions used in the Monte Carlo Model are as follows:

	April 22, 2024	June 30, 2024
Risk-free interest rate	5.39%	5.34%
Expected life	5.5year	5.3 year
Share price	$0.64	$0.81
Volatility	132%	126%

As of June 30, 2024, the fair value of warrant liabilities related to the April 2024 warrants amounted to $2,208,668.

The following table summarized the Company’s warrants activity:

	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	26,765	35.98	2.79
Granted	-	-	-
Forfeited	(1,515)	-	-
Balance of warrants outstanding as of December 31, 2023	25,250	12.00	1.90
Granted*	8,850,000	-	-
Forfeited	-	-	-
Balance of warrants exercisable as of June 30, 2024	8,875,250	0.74	5.54

*Which represents 450,000 pre-funded warrants, 8,400,000 Series A warrants and uncertain number of Series B warrants issued pursuant to the April 2024 Private Placement.

Conversion of convertible note

In connection with the June 2023 Note, the Company issued an aggregate of 339,183 common shares to Streeterville with conversion prices ranging from $1.2-$1.848 during the year ended December 31, 2023, the fair value of the convertible note immediately prior to conversion was assessed at $438,000. The Company issued an aggregate of 796,666 common shares to Streeterville with conversion prices at $1.2 during the six months ended June 30, 2024, the fair value of the convertible note immediately prior to conversion was assessed at $909,000.